Brighthouse Dimensional International Small Company Portfolio Investment Objectives and Goals - Brighthouse Dimensional International Small Company Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Brighthouse/Dimensional International Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.